First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.5%
	Alabama — 2.6%
$530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$554,213
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,397,264
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,061,061
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,535,261
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/49	1,513,475
4,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser B, AMT	4.75%	12/01/54	3,650,838
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,411,452
3,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser A	5.00%	11/01/35	3,090,877
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,327,588
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	2.70%	08/01/63	2,500,000
				19,042,029
	Arizona — 3.9%
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,758,645
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	568,606
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	1,255,095
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	739,026
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	393,559
700,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/49	644,962
1,000,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,011,491
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	300,805
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.13%	07/01/37	1,674,382
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.25%	07/01/47	2,214,943
795,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (b)	4.00%	07/01/27	787,418
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	347,703
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	362,716
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	817,477
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,179,281
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,489,380
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	772,663
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,004,712
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	1,921,251
515,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	511,682

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	5.00%	07/01/47	$957,799
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (b)	4.00%	10/15/47	2,507,847
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	1,912,765
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,374,434
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	101,505
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,064,444
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/59	1,376,953
				29,051,544
	Arkansas — 0.8%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	3,002,391
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,013,796
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,142,311
				6,158,498
	California — 3.7%
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(c)	06/01/46	1,890,794
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	222,383
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	250,834
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/54	613,153
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,528,791
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,050,304
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,887,978
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	209,323
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,251,482
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	968,322
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,362,302
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,250,049
2,480,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	11/21/45	2,388,910
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	555,185
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	968,079
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,128,885
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	384,034
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	300,765

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	$413,833
850,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/48	859,489
1,100,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/53	1,103,086
3,735,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	3,744,488
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,748,092
				27,080,561
	Colorado — 5.4%
1,500,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.50%	12/01/44	1,481,076
1,000,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.75%	12/01/54	1,004,641
1,120,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	981,851
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	517,680
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B	6.50%	12/01/54	1,112,366
1,000,000	Cascade Ridge Met Dist CO (d)	5.00%	12/01/51	806,492
1,175,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,098,305
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	501,355
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,400,874
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	888,034
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,293,445
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	636,673
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	994,492
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (d) (e)	5.25%	11/01/32	4,887
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,228,109
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,177,935
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,244,503
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	503,791
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,611,571
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,333,683
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,465,661
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	909,595
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	504,993
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,022,791
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	992,090
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	729,918
1,145,000	Newlin Crossing Met Dist CO, Ser A (b)	5.38%	12/01/54	1,063,866
2,500,000	Palisade CO Met Dist #2 Ltd Tax Ref Convertible Sub, Ser B, CABS, steps up to 5.88% on 12/15/26 (b) (f)	(c)	12/15/54	2,272,291
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	868,193
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,055,198
2,470,000	Pinon Pines Met Dist #3 CO Conv, CABS, steps up to 5.88% on 12/01/27 (f)	(c)	12/01/54	2,064,296
975,000	Poudre Heights Vly Met Dist CO, Ser A (b)	5.50%	12/01/54	871,738
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,441,737

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,750,000	Red Barn Met Dist CO Ref, Ser A	5.50%	12/01/55	$1,603,549
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	558,223
1,410,000	Sunset Parks Met Dist CO, Ser A (b)	5.13%	12/01/54	1,292,238
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	874,288
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	705,936
				40,118,364
	Connecticut — 1.5%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,924,422
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	776,935
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,384,408
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,717,745
1,000,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	1,011,728
2,200,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.50%	10/01/55	2,212,572
				11,027,810
	Delaware — 0.2%
875,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b)	5.25%	07/01/44	877,282
314,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	314,256
				1,191,538
	District of Columbia — 0.3%
1,470,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/42	1,492,753
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/49	1,019,233
				2,511,986
	Florida — 16.0%
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	620,757
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	89,985
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,416,721
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	2,368,447
600,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	480,086
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	956,829
1,500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2024 (b)	5.00%	05/01/44	1,451,862
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	830,264
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	477,952
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,870,083
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,371,382
1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/44	1,869,439
1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/54	1,561,458
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	401,543
155,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	152,667

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	$1,057,515
250,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.00%	07/01/45	234,151
1,000,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.25%	07/01/50	941,925
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev	4.00%	05/01/53	748,909
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,010,343
4,750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,790,867
540,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	541,338
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	973,606
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,505,754
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	995,409
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,490,172
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	548,054
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,440,941
1,765,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,416,394
2,635,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	2,102,047
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,428,784
720,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	729,296
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,012,287
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,002,994
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	898,710
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Waste SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (b)	4.38%	10/01/54	993,549
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Waste Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,026,996
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	815,651
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.00%	06/01/44	722,003
1,000,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.25%	06/01/54	957,203
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	450,584
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,879,524
190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	188,618
300,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	290,146
1,560,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,365,536
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,006,107
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	500,238
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	490,796
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	975,763
2,525,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	2,245,855
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	526,362
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	461,545
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	755,728
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj	5.50%	05/01/55	735,997

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	$1,083,120
1,500,000	Langley S CDD FL Spl Assmnt Area One	5.13%	05/01/44	1,449,746
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point (Temps- 65), Ser 2024 B-2	4.38%	11/15/29	993,725
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,112,182
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	296,594
1,130,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.25%	05/01/42	1,008,150
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,571,215
1,900,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.25%	10/01/52	1,919,965
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,783,404
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,206,068
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	1,001,686
1,500,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (b)	5.30%	05/01/44	1,422,694
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,162,423
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Obligated Grp, Ser A	5.25%	10/01/56	1,537,561
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	471,191
990,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	957,247
810,000	Pioneer Ranch CDD FL Spl Assmnt	5.00%	05/01/44	759,962
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (d) (g)	5.88%	01/01/33	580,000
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	543,980
1,050,000	Pompano Beach FL Rev Ref John Knox Vlg Proj	4.00%	09/01/50	846,789
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	719,837
995,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,045,995
1,710,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,398,988
390,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	4.00%	05/01/52	308,795
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	711,608
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	440,963
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	615,902
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,746,828
3,220,000	Sandridge Cmnty Dev Dist FL Spl Assmnt Rev Phase II Proj	4.30%	05/01/52	2,708,650
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,766,257
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,657,965
1,635,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.50%	05/01/42	1,490,630
150,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	150,163
750,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	711,485
1,250,000	Seagrove CDD FL Spl Assmnt	5.20%	06/15/54	1,182,237
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	494,619
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	866,022
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,553,943
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,091,946
2,000,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	1,888,287
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	664,114
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	835,188

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$895,000	V-Dana CDD FL Spl Assmnt Area Two 2025 Proj Area	5.38%	05/01/45	$872,438
725,000	Venice FL Vlg on The Isle Proj, Ser A (b)	5.50%	01/01/55	696,910
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	227,946
3,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	3,444,701
1,370,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,311,973
990,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	971,025
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	825,870
1,475,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,470,426
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,086,699
				118,843,284
	Georgia — 3.6%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	963,214
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS, steps up to 6.50% on 06/15/28 (b) (f)	(c)	12/15/48	861,716
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (b)	5.00%	04/01/34	491,582
2,800,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	2.70%	11/01/62	2,800,000
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	2.70%	11/01/52	1,800,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	500,451
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,749,951
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,211,727
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	2.75%	09/01/26	2,000,000
2,125,000	Fulton Cnty GA Dev Auth Rev Piedmont Hlthcare Inc Proj Multimodal Bond, Ser A	4.00%	07/01/49	1,883,037
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,341,625
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	496,662
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,735,679
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	996,096
3,660,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,828,338
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,075,018
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,049,116
1,100,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj M Bonds, Ser A	5.00%	01/01/56	1,095,273
				26,879,485
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	250,788
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	153,636
				404,424

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii — 0.3%
$1,500,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.00%	07/01/39	$1,424,584
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.13%	07/01/43	924,373
				2,348,957
	Idaho — 1.5%
1,400,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (b)	5.88%	09/01/53	1,408,315
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (b)	5.50%	09/01/53	1,449,639
985,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	984,997
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,268,236
1,300,000	ID St Hlth Facs Auth Rev Var St Luke’s Hlth Sys Proj, Ser D (a)	2.50%	03/01/60	1,300,000
1,000,000	Idaho Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	946,197
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,102,090
				11,459,474
	Illinois — 3.7%
2,615,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/35	2,614,420
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	302,673
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,589,165
1,000,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	1,000,016
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,011,011
3,090,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	2,874,602
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	778,622
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	406,712
5,000,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/48	4,983,073
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,310,418
1,415,000	Cook Cnty IL MF Hsg Rev Deerfield Supportive Living Proj	6.50%	01/01/45	1,410,114
250,000	IL St	5.50%	05/01/26	255,082
200,000	IL St	5.00%	06/01/27	202,975
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	256,621
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	256,162
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	100,363
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	302,549
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	146,478
2,000,000	IL St, Ser C	5.00%	11/01/29	2,061,678
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,575,666
1,100,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser B, COPS (b)	5.75%	12/01/43	1,088,629
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	999,959
				27,526,988
	Indiana — 2.2%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,216,706
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	233,612
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,415,898
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	554,676
2,000,000	IN St Fin Auth Rev BHI Sr Living, Ser A	5.25%	11/15/46	1,995,680

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$2,000,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	$1,940,637
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,209,511
4,625,000	IN St Muni Pwr Agy Var Ref Remk, Ser B (a)	2.60%	01/01/42	4,625,000
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,776,905
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	455,326
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b)	4.88%	01/01/44	483,775
				15,907,726
	Iowa — 0.8%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,339,003
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	2,862,483
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	1,451,465
				5,652,951
	Kansas — 0.5%
1,950,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,848,938
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	196,161
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,272,166
				3,317,265
	Kentucky — 2.2%
2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	2,056,108
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	810,700
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,391,972
2,000,000	Kenton Cnty KY Arpt Brd, Ser A, AMT	5.25%	01/01/49	2,043,570
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	992,274
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,594,601
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,520,970
230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	224,099
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	949,853
3,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	3.00%	08/01/61	3,600,000
				16,184,147
	Louisiana — 0.7%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,420,794
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	208,815
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,061,698
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	1,061,697
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,691,970
				5,444,974

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland — 0.5%
$1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	$1,012,939
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	170,178
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	178,332
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	190,802
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	179,622
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	827,330
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,060,197
				3,619,400
	Massachusetts — 0.8%
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc (h)	5.25%	07/01/50	1,005,709
400,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	414,355
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/54	1,400,560
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/60	954,278
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	501,455
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	970,663
550,000	MA St Dev Fin Agy Rev Sustainable Bond Boston Med Ctr, Ser D	5.00%	07/01/44	540,036
				5,787,056
	Michigan — 0.9%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,105,328
2,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	1,997,617
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,058,535
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,725,150
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	946,707
				6,833,337
	Minnesota — 0.8%
500,000	Eagan MN Chrtr Sch Lease Rev Great Oaks Acdmy, Ser A (b)	6.38%	02/01/55	476,955
125,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj	3.80%	08/01/27	122,325
2,450,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	2,545,930
300,000	Rochester MN Hlth Care Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	287,610
1,100,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,097,897
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,043
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	677,976
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	469,953
				5,783,689
	Mississippi — 1.6%
1,400,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.50%	07/01/50	1,446,139
3,000,000	MS Busn Fin Corpms Sol Wst Disp Fac & Wstwtr F Var MS Pwr Co Proj, 1st Ser, AMT (a)	3.30%	11/01/52	3,000,000
7,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	2.70%	07/01/25	7,400,000
				11,846,139

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri — 2.0%
$1,875,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (b)	5.00%	06/01/54	$1,709,877
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	418,125
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,018,573
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	561,005
1,050,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,051,031
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	538,428
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,036
2,045,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	2,056,351
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,082,001
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	231,848
730,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	702,814
3,500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St Louis	5.00%	09/01/48	3,309,863
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	1,897,792
				14,587,744
	Nebraska — 0.5%
2,700,000	Douglas Cnty NE Hosp Auth #2 Var Ref Hlth Facs Childrens, Ser A (a)	2.50%	08/15/32	2,700,000
750,000	Omaha NE Arpt Auth Arpt Facs, AGC, AMT	5.25%	12/15/43	783,841
				3,483,841
	Nevada — 1.0%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	737,076
770,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	759,469
985,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	932,191
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	457,188
500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	516,551
190,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	185,297
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	699,943
3,000,000	NV Dept of Busn & Ind NV Rev Var Sub Sustainable Brightline W Passenger Rail Ref, Ser A, AMT (Mandatory put 01/01/33) (b)	9.50%	01/01/65	2,889,783
				7,177,498
	New Hampshire — 1.7%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,643,915
1,500,000	Natl Fin Auth NH Spl Rev (b) (h)	5.88%	12/15/33	1,500,279
2,900,000	Natl Fin Auth NH Spl Rev (b)	5.38%	12/15/35	2,866,699
2,000,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (b)	5.38%	12/01/31	1,950,557
2,000,000	Natl Fin Auth NH Spl Rev Megatel Projs, CABS (b)	(c)	12/15/33	1,174,527

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire (Continued)
$3,000,000	Natl Fin Auth NH Spl Rev The Chambers Creek Proj, CABS (b) (h)	(c)	12/15/32	$1,826,179
2,000,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,947,096
				12,909,252
	New Jersey — 0.3%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	950,129
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	100,335
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	99,923
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	593,494
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	523,578
				2,267,459
	New Mexico — 0.2%
534,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	524,457
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	469,720
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	446,109
				1,440,286
	New York — 4.5%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,007,200
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	465,916
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	946,346
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (a)	2.50%	06/15/50	2,000,000
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	604,641
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Subser CC (a)	2.55%	06/15/53	3,000,000
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,485,728
2,500,000	NY NY Var Fiscal 2023, Ser A-4 (Mandatory put 05/01/25)	2.50%	09/01/49	2,500,000
1,250,000	NY St Dorm Auth Rev Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,264,108
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	306,862
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,513,699
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	419,562
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,252,885
2,540,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	2,301,972
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,000,109
3,315,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,433,404
1,500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,522,841

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	$1,048,792
500,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.13%	08/01/44	437,007
1,000,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.38%	08/01/54	877,368
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	395,761
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	2,034,278
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,043,854
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	102,312
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	460,656
				33,425,301
	North Carolina — 1.8%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	2,915,039
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn at Maryfield	5.00%	10/01/30	498,357
2,650,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/54	2,697,226
1,940,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,829,130
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,852,133
2,495,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	2,047,427
750,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	738,880
				13,578,192
	North Dakota — 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	413,069
	Ohio — 2.4%
4,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,714,224
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	677,858
1,640,000	Cleveland OH Arpt Sys Rev Ref, Ser A, AGM, AMT	5.00%	01/01/43	1,644,076
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/55	780,912
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,247,843
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	517,879
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	515,524
1,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	902,631
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	463,223
2,000,000	OH St Hosp Rev Var Ref Univ Hosps Hlth Sys Inc, Ser A (a)	3.85%	01/15/45	2,000,000
410,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	406,426
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	2,772,963
1,420,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	1,375,956
				18,019,515

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma — 0.5%
$2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (g)	7.25%	09/01/51	$2,308,239
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,170,049
				3,478,288
	Oregon — 0.9%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	766,993
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	289,729
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,131,746
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,105,555
625,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	622,975
500,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	499,644
750,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	718,603
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	746,193
				6,881,438
	Pennsylvania — 3.2%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	309,066
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/47	1,833,138
1,500,000	Allentown Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (b)	5.00%	07/01/50	1,406,095
750,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser A	4.00%	04/01/50	644,933
1,000,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	915,691
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,054,133
800,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/55	761,829
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	220,049
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,663,887
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	931,480
1,500,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/48	1,418,963
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,783,081
310,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	06/30/42	309,485
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,012,796
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/51	495,666
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	1,330,442
4,550,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/53	4,511,641
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,085
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	956,826

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	$644,938
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	204,266
960,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/49	826,541
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	436,836
				23,681,867
	Puerto Rico — 2.3%
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,771,331
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,797,323
3,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	2,862,463
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	278,457
4,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	4,575,422
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,106,001
2,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	2,350,710
				16,741,707
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,500,537
	South Carolina — 1.1%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	363,088
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	229,999
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,003,136
275,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	261,120
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,045,497
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/52	234,359
1,450,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	1,382,150
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	376,430
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	1,008,892
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,018,567
				7,923,238
	Tennessee — 0.9%
3,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/54	3,569,279
500,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.50%	07/01/54	524,521

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$2,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (b)	5.00%	06/01/44	$1,929,991
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	820,765
				6,844,556
	Texas — 7.1%
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	787,219
2,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Var Basis TX Chrt Schs Inc (Mandatory put 06/15/26) (b)	4.50%	06/15/56	1,990,896
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,023,658
3,080,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	3,080,018
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,396,767
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,370,850
565,000	Decatur TX Spl Assmnt Rev Paloma Trails Pub Impt Dt Impt Area #1 Proj (b)	5.50%	09/15/45	533,544
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (b)	5.38%	12/31/45	820,583
2,000,000	Denton Cnty TX Spl Assmnt Rev Sr Lien Tabor Ranch Pub Improv Dist Improv Area #1, Ser A (b)	5.63%	12/31/54	1,871,880
70,000	E Montgomery Cnty Mun Util Dist No 7 TX, BAM	4.00%	09/01/45	62,269
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,105,890
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	947,303
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,215,408
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	419,120
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	261,271
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	500,174
500,000	Harris Cnty TX Indl Dev Corp Var Ref Energy Transfer Proj (Mandatory put 06/01/33)	4.05%	11/01/50	493,879
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	900,888
2,500,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/48	2,569,201
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,004,692
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,255,796
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,313,109
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/37	1,520,247
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	957,675
625,000	Houston TX Hgr Edu Fin Corp Ununiv Rev Houston Christian Univ Proj	5.13%	10/01/51	597,020

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	$351,273
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	672,539
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	245,541
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	470,959
80,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	80,195
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.00%	09/15/44	411,159
400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.38%	09/15/52	378,294
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.13%	09/15/44	584,026
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.50%	09/15/54	697,204
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	771,949
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,018,621
500,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex PJ Rmkt, Ser A, AMBAC	4.40%	05/01/30	504,330
750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	685,388
1,235,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,240,733
1,580,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,586,240
300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	298,583
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	623,461
550,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (b)	5.35%	09/15/44	519,746
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (b) (h)	6.38%	09/15/55	504,379
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.00%	01/01/39	1,483,992
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.13%	01/01/44	1,443,729
600,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.00%	09/01/44	556,773
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.25%	09/01/54	958,061
210,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (b)	5.38%	09/01/45	200,773
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,065,524
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,462,290
221,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	204,512
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	418,298

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	$607,477
1,000,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (b)	4.25%	09/01/42	841,563
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,801,972
530,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/41	542,379
				52,231,320
	U.S. Virgin Islands — 0.1%
1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (b)	6.00%	04/01/53	1,005,649
	Utah — 3.9%
2,100,000	Arrowhead Springs Pub Infra Dist UT Spl Assmnt Arrowhead Springs Assmnt Area (b)	5.63%	12/01/54	2,021,531
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	1,169,055
2,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	1,947,777
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	2,080,206
750,000	Fields Estates Pub Infra Dist UT, Ser A-1 (b)	6.13%	03/01/55	725,964
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,008,132
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	2,055,287
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	789,449
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	2,217,923
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,277,346
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (b)	6.38%	03/01/55	1,472,804
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,045,641
2,000,000	Soleil Hills Pub Infra Dist #1 UT, Ser A (b)	5.88%	03/01/55	1,897,761
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	439,946
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,545,626
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	637,646
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	1,594,621
2,700,000	Wakara Ridge Pub Infra Dist UT Spl Assmnt Wakara Ridge Assmnt Area (b)	5.63%	12/01/54	2,677,574
1,300,000	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (b)	5.63%	12/01/53	1,259,020
				28,863,309
	Vermont — 0.2%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	239,919
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,007,236
				1,247,155
	Virginia — 1.7%
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,724,263
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,069,677

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$855,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	$835,124
2,000,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	1,945,437
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,015,128
1,250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	1,271,057
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	735,890
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,016,737
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,204,258
				12,817,571
	Washington — 1.3%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,028,568
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,994,849
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	2,001,278
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	790,036
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,515,794
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	512,589
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	653,170
940,502	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	866,553
				9,362,837
	West Virginia — 0.4%
625,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	639,237
440,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	453,799
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/55	991,367
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AGM	5.50%	09/01/48	1,115,876
				3,200,279
	Wisconsin — 5.4%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	899,280
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,454,277
795,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	771,192
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	785,243
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	623,682
400,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	378,032
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	305,490

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	$1,076,375
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	562,221
330,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	327,528
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	375,171
1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	975,621
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (b)	5.50%	06/15/49	1,887,822
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	978,677
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,454,355
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	498,926
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	182,364
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy Nevada Sloan Canyon Cmps Proj, Ser A (b)	4.50%	07/15/49	352,063
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,184,411
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,118,860
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,025,758
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	162,756
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,310,589
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,010,288
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,351,268
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,685,435
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	580,931
65,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	61,767
510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/48	467,587
3,550,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (b)	(c)	12/15/37	1,735,889
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (g)	6.85%	01/01/51	1,380,585
1,500,000	Pub Fin Auth WI Spl Rev Astro TX Land Projs	5.50%	12/15/28	1,502,269
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,219,541
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,278,577
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,144,170
750,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/50	759,950
3,110,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	3,113,467
1,125,000	Public Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,152,993
2,000,000	WI Hlth Edl Facs Auth Sr Living Rev Chiara Hsg and Svcs Inc Proj	5.88%	07/01/55	1,944,198
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,048,710
				40,128,318

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming — 0.1%
$1,300,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	$1,014,191

	Total Investments — 98.5%			729,246,043
	(Cost $741,459,174)
	Net Other Assets and Liabilities — 1.5%			11,441,375
	Net Assets — 100.0%			$740,687,418
Futures Contracts at April 30, 2025:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	72	Jun-2025	$(8,260,875)	$(242,438)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $224,468,358 or 30.3%
of net assets.

(c)	Zero coupon security.
(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(h)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$729,246,043	$—	$729,246,043	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(242,438)	$(242,438)	$—	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$96.18	$2,439,071	$2,308,239	0.31%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	58.00	1,000,000	580,000	0.08
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	69.03	1,964,415	1,380,585	0.19
				$5,403,486	$4,268,824	0.58%